Accounts receivable, net - Allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Analysis of the allowance for doubtful accounts
Balance at beginning of year	$ 13,002	¥ 83,835	¥ 63,025	¥ 50,473
Charged to allowance for doubtful accounts	3,141	20,251	25,042	17,973
Write-off charged against the allowance for the year	(495)	(3,192)	(4,232)	(5,421)
Balance at end of year	$ 15,648	¥ 100,894	¥ 83,835	¥ 63,025